UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President & Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: January 31, 2019
Item 1. Schedule of Investments

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 3.70%
$ 20,000	Discover Card Execution Note Trust Series 2018-A5 Class A5 3.32%, 03/15/2024	$ 20,269
	Mill City Mortgage Loan Trust(a)(b)
	Series 2017-1 Class A1
46,631	2.75%, 11/25/2058	45,869
	Series 2017-2 Class A1
64,440	2.75%, 07/25/2059	63,196
35,029	Sofi Consumer Loan Program LLC(a) Series 2017-1 Class A 3.28%, 01/26/2026	35,021
18,020	SoFi Consumer Loan Program Trust(a) Series 2018-4 Class A 3.54%, 11/26/2027	18,064
73,210	Sofi Professional Loan Program Trust(a) Series 2018-B Class A1FX 2.64%, 08/25/2047	72,850
65,786	Towd Point Mortgage Trust(a)(b) Series 2015-5 Class A1B 2.75%, 05/25/2055	64,796
TOTAL ASSET-BACKED SECURITIES — 3.70% (Cost $320,222)		$ 320,065
CORPORATE BONDS AND NOTES
Communications — 5.75%
	AT&T Inc
125,000	3.95%, 01/15/2025	126,047
5,000	4.50%, 03/09/2048	4,498
5,000	4.55%, 03/09/2049	4,498
50,000	CCO Holdings LLC / CCO Holdings Capital Corp(a) 5.13%, 05/01/2027	48,375
50,000	CenturyLink Inc(c) 5.63%, 04/01/2025	45,250
125,000	Clear Channel Worldwide Holdings Inc 7.63%, 03/15/2020	124,844
50,000	Consolidated Communications Inc 6.50%, 10/01/2022	45,750
25,000	Cox Communications Inc(a) 4.80%, 02/01/2035	23,131
75,000	Sprint Capital Corp 6.88%, 11/15/2028	74,531
		496,924
Consumer, Cyclical — 1.96%
60,163	American Airlines 2013-1 Class A Pass Through Trust 4.00%, 07/15/2025	59,681
13,674	American Airlines 2016-3 Class B Pass Through Trust 3.75%, 10/15/2025	13,191
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 4,747	American Airlines 2017-2 Class B Pass Through Trust 3.70%, 10/15/2025	$ 4,578
100,000	PulteGroup Inc 6.00%, 02/15/2035	87,750
4,572	United Airlines 2016-2 Class B Pass Through Trust 3.65%, 10/07/2025	4,330
		169,530
Consumer, Non-Cyclical — 2.50%
100,000	Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC 5.75%, 03/15/2025	93,625
125,000	Tenet Healthcare Corp 5.13%, 05/01/2025	122,111
		215,736
Energy — 2.71%
75,000	Anadarko Petroleum Corp 3.45%, 07/15/2024	72,490
20,000	California Resources Corp(a)(c) 8.00%, 12/15/2022	16,050
25,000	Continental Resources Inc 3.80%, 06/01/2024	24,705
50,000	Devon Energy Corp 3.25%, 05/15/2022	49,424
25,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	23,406
50,000	Southwestern Energy Co 6.20%, 01/23/2025	48,625
		234,700
Financial — 8.86%
150,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 3.50%, 05/26/2022	146,828
75,000	Bank of America Corp(d) 3.00%, 12/20/2023 3-mo. LIBOR + 0.79%	73,963
75,000	Canadian Imperial Bank of Commerce 1.60%, 09/06/2019	74,498
100,000	Citigroup Inc 3.50%, 05/15/2023	99,676
125,000	Morgan Stanley 4.35%, 09/08/2026	126,501
80,000	Nationstar Mortgage Holdings Inc(a) 9.13%, 07/15/2026	80,992
125,000	Navient Corp 6.75%, 06/15/2026	117,810

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 50,000	Quicken Loans Inc(a) 5.25%, 01/15/2028	$ 45,437
		765,705
Industrial — 1.05%
100,000	JELD-WEN Inc(a) 4.63%, 12/15/2025	90,750
Technology — 2.82%
80,000	Apple Inc 1.80%, 05/11/2020	79,249
125,000	Microsoft Corp 1.10%, 08/08/2019	124,058
45,000	Seagate HDD Cayman 4.88%, 06/01/2027	40,854
		244,161
TOTAL CORPORATE BONDS AND NOTES — 25.65% (Cost $2,221,086)		$2,217,506
CONVERTIBLE BONDS
Communications — 0.78%
80,000	DISH Network Corp 3.38%, 08/15/2026	67,960
Technology — 1.08%
75,000	Nuance Communications Inc 1.25%, 04/01/2025	71,595
25,000	Western Digital Corp(a) 1.50%, 02/01/2024	21,470
		93,065
TOTAL CONVERTIBLE BONDS — 1.86% (Cost $171,962)		$ 161,025
MORTGAGE-BACKED SECURITIES
U.S. Government Agency — 37.49%
	Federal Home Loan Mortgage Corp
35,000	4.00%, TBA	35,844
19,160	2.50%, 01/01/2029	18,951
120,107	3.00%, 09/01/2036	119,761
105,380	3.00%, 11/01/2046	103,574
150,876	3.00%, 12/01/2046	148,337
124,634	4.00%, 05/01/2047	127,975
92,319	3.50%, 10/01/2047	92,899
143,155	4.50%, 10/01/2047	149,624
138,478	4.00%, 02/01/2048	142,075
28,909	4.50%, 06/01/2048	30,135
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 29,701	4.00%, 10/01/2048	$ 30,434
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K013 Class A2
100,000	3.97%, 01/25/2021(b)	101,874
	Series K073 Class AM
100,000	3.45%, 01/25/2028(b)	101,377
	Series K504 Class A2
99,253	2.57%, 09/25/2020(b)	98,823
	Series K714 Class A2
148,763	3.03%, 10/25/2020(b)	148,850
	Series K730 Class A1
98,123	3.45%, 09/24/2024	99,828
	Federal National Mortgage Association
93,290	3.50%, 02/01/2028	95,201
117,620	3.00%, 07/01/2028	118,048
20,456	2.50%, 06/01/2030	20,243
119,755	3.50%, 12/01/2045	120,829
105,172	3.50%, 01/01/2046	106,099
100,632	3.00%, 11/01/2046	98,902
129,299	3.50%, 02/01/2047	130,032
135,352	4.00%, 09/01/2047	138,914
166,954	3.50%, 02/01/2048	167,810
27,553	4.50%, 05/01/2048	28,635
19,923	4.00%, 10/01/2048	20,400
56,191	Federal National Mortgage Association Alternative Credit Enhancement Security(d) Series 2017-M5 Class FA 2.96%, 04/25/2024 1-mo. LIBOR + 0.49%	55,910
	Government National Mortgage Association
101,419	3.50%, 04/20/2047	102,784
69,476	4.00%, 04/20/2047	71,562
94,947	3.00%, 02/20/2048	94,246
141,510	3.50%, 02/20/2048	143,397
115,848	4.50%, 02/20/2048	120,568
29,829	4.50%, 09/20/2048	31,063
24,904	5.00%, 09/20/2048	25,754
TOTAL MORTGAGE-BACKED SECURITIES — 37.49% (Cost $3,212,786)		$3,240,758
U.S. GOVERNMENT AGENCY BONDS AND NOTES
45,000	Federal Home Loan Bank 2.88%, 09/13/2024	45,388

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Principal Amount		Fair Value
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.53% (Cost $45,366)		$ 45,388
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
$100,000	2.50%, 12/31/2020	$ 100,055
25,000	2.88%, 10/15/2021	25,275
40,000	2.75%, 04/30/2023	40,494
120,000	2.75%, 11/15/2023	121,645
150,000	2.75%, 02/15/2024	152,092
40,000	2.75%, 06/30/2025	40,566
170,000	2.38%, 05/15/2027	167,403
120,000	3.50%, 02/15/2039	131,925
85,000	3.00%, 02/15/2048	84,834
65,000	3.00%, 08/15/2048	64,881
TOTAL U.S. TREASURY BONDS AND NOTES — 10.75% (Cost $916,215)		$ 929,170
Shares
COMMON STOCK
Communications — 1.45%
4,174	AT&T Inc	125,470
Consumer, Non-Cyclical — 1.20%
2,100	Bristol-Myers Squibb Co	103,677
Industrial — 0.40%
1,050	Corning Inc	34,923
TOTAL COMMON STOCK — 3.05% (Cost $254,029)		$ 264,070
CONVERTIBLE PREFERRED STOCK
Energy — 1.44%
200	Chesapeake Energy Corp, 5.75%	105,742
396	El Paso Energy Capital Trust I, 4.75%	18,612
		124,354
Financial — 0.65%
1,285	iStar Inc, 4.50%	56,244
TOTAL CONVERTIBLE PREFERRED STOCK — 2.09% (Cost $203,864)		$ 180,598
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Commercial Paper — 2.24%
$200,000	Ford Motor Credit Co LLC 3.75%, 12/02/2019	$ 193,885
U.S. Treasury Bonds and Notes — 12.50%
	U.S. Treasury Bills
985,000	2.34%, 03/28/2019	981,494
100,000	2.42%, 07/25/2019	98,839
		1,080,333
Repurchase Agreements — 0.63%
54,200	Undivided interest of 51.04% in a repurchase agreement (principal amount/value $106,440 with a maturity value of $106,448) with Merrill Lynch, Pierce, Fenner & Smith, 2.55%, dated 1/31/19 to be repurchased at $54,200 on 2/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.00%, 4/15/20 - 5/15/45, with a value of $108,569.(e)	54,200
SHORT TERM INVESTMENTS — 15.37% (Cost $1,328,418)		$1,328,418
TOTAL INVESTMENTS — 100.49% (Cost $8,673,948)		$8,686,998
OTHER ASSETS & LIABILITIES, NET — (0.49)%		$ (42,291)
TOTAL NET ASSETS — 100.00%		$8,644,707

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	All or a portion of the security is on loan at January 31, 2019.
(d)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at January 31, 2019.
(e)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
TBA	To Be Announced
See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

January 31, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of January 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

January 31, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 320,065	$ —	$ 320,065
Corporate Bonds and Notes	—	2,217,506	—	2,217,506
Convertible Bonds	—	161,025	—	161,025
Mortgage-Backed Securities	—	3,240,758	—	3,240,758
U.S. Government Agency Bonds and Notes	—	45,388	—	45,388
U.S. Treasury Bonds and Notes	—	929,170	—	929,170
Common Stock	264,070	—	—	264,070
Convertible Preferred Stock	180,598	—	—	180,598
Short Term Investments	—	1,328,418	—	1,328,418
Total Assets	$ 444,668	$ 8,242,330	$ 0	$ 8,686,998
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
$ 2,900,000	0.13%, 04/15/2020	$ 3,079,591
6,240,000	1.25%, 07/15/2020	7,268,371
1,000,000	0.25%, 01/15/2025	1,036,526
2,170,000	0.38%, 07/15/2025	2,264,676
10,110,000	0.63%, 01/15/2026	10,640,797
6,640,000	0.13%, 07/15/2026	6,690,218
3,810,000	0.38%, 01/15/2027	3,856,692
5,490,000	0.38%, 07/15/2027	5,492,930
870,000	0.50%, 01/15/2028	867,026
3,980,000	0.75%, 07/15/2028	3,989,563
TOTAL U.S. TREASURY BONDS AND NOTES — 68.57% (Cost $44,519,687)		$45,186,390
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 30.34%
$20,000,000	U.S. Treasury Bills 2.30%, 02/07/2019	$19,992,331
SHORT TERM INVESTMENTS — 30.34% (Cost $19,992,331)		$19,992,331
TOTAL INVESTMENTS — 98.91% (Cost $64,512,018)		$65,178,721
OTHER ASSETS & LIABILITIES, NET — 1.09%		$ 715,975
TOTAL NET ASSETS — 100.00%		$65,894,696

TIPS	Treasury Inflation Protected Securities
At January 31, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Treasury Note Short Futures	25	USD	3,061,719	March 2019	$ (48,247)
U.S. 2 Year Treasury Note Short Futures	15	USD	3,184,922	March 2019	(3,891)
U.S. 5 Year Treasury Note Long Futures	225	USD	25,843,359	March 2019	167,294
U.S. Long Bond Short Futures	7	USD	1,026,812	March 2019	(15,827)
U.S. Ultra 10 Year Treasury Note Long Futures	3	USD	483,375	March 2019	4,771
U.S. Ultra Long Term Treasury Bond Short Futures	7	USD	914,813	March 2019	(30,519)
				Net Appreciation	$ 73,581
At January 31, 2019, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Pay	2.71%	3-mo. LIBOR	3,160,000	December 31, 2020	$ 8,322	Quarterly
Receive	2.63%	3-mo. LIBOR	2,590,000	May 31, 2023	(11,933)	Quarterly
				Net Depreciation	$ (3,611)
See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
At January 31, 2019, the Fund held the following outstanding centrally cleared inflation swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	1.77%	CPI	8,800,000	February 01, 2022	6,060	At Maturity
Receive	1.83%	CPI	11,100,000	February 01, 2023	14,178	At Maturity
				Net Appreciation	$20,238
Counterparty Abbreviations:
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
Currency Abbreviations
USD	U.S. Dollar
See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.

January 31, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of January 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
U.S. Treasury Bonds and Notes	$ —	$ 45,186,390	$ —	$ 45,186,390
Short Term Investments	—	19,992,331	—	19,992,331
Total investments, at fair value:	0	65,178,721	0	65,178,721
Other Financial Investments:
Futures Contracts(a)	172,065	—	—	172,065
Interest Rate Swaps(a)	—	8,322	—	8,322
Inflation Swaps(a)	—	20,238	—	20,238
Total Assets	$ 172,065	$ 65,207,281	$ 0	$ 65,379,346
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (98,484)	$ —	$ —	$ (98,484)
Interest Rate Swaps(a)	—	(11,933)	—	(11,933)
Total Liabilities	$ (98,484)	$ (11,933)	$ 0	$ (110,417)
(a)	Inflation Swaps, Interest Rate Swaps and Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Futures Contracts
The Fund uses futures contracts to gain exposure to, or decrease exposure to interest rate risk. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 49 futures contracts for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they

January 31, 2019

entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $5,750,000 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $19,900,000 in inflation swaps for the reporting period.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.91%
2,083	Air Liquide SA	$ 252,875
400	Air Water Inc	6,673
1,136	Akzo Nobel NV	97,772
14,914	Alumina Ltd	26,524
21,872	Anglo American PLC	558,897
2,142	Antofagasta PLC	24,482
3,354	ArcelorMittal	77,468
2,312	Arkema SA	219,056
6,500	Asahi Kasei Corp	71,321
8,604	BASF SE(a)	630,307
14,291	BHP Group Ltd	364,890
10,225	BHP Group PLC	228,427
20,082	BlueScope Steel Ltd	183,476
6,765	Boliden AB	169,316
679	Brenntag AG	32,149
1,266	Clariant AG	25,147
5,954	Covestro AG(b)	329,015
563	Croda International PLC	35,638
800	Daicel Corp	8,391
2,100	Dowa Holdings Co Ltd	67,280
51	EMS-Chemie Holding AG	25,473
11,377	Evonik Industries AG	311,144
8,089	Fortescue Metals Group Ltd	33,415
636	Fresnillo PLC	8,393
42	Givaudan SA	101,894
55,168	Glencore PLC	224,294
700	Hitachi Chemical Co Ltd(a)	11,546
600	Hitachi Metals Ltd	6,750
10,252	Incitec Pivot Ltd	24,744
4,344	Israel Chemicals Ltd	25,213
10,500	JFE Holdings Inc	185,088
852	Johnson Matthey PLC	34,026
600	JSR Corp	9,701
5,100	Kaneka Corp	199,384
1,200	Kansai Paint Co Ltd	21,056
45,000	Kingboard Holdings Ltd	158,344
900	Kobe Steel Ltd	7,230
8,916	Koninklijke DSM NV	833,788
1,600	Kuraray Co Ltd	24,606
445	LANXESS AG	24,493
1,700	Lenzing AG	166,316
50,700	Mitsubishi Chemical Holdings Corp	435,692
13,100	Mitsubishi Gas Chemical Co Inc	207,198
300	Mitsubishi Materials Corp	8,588
13,100	Mitsui Chemicals Inc	328,876
1,583	Mondi PLC	38,271
4,028	Newcrest Mining Ltd	71,661
700	Nippon Paint Holdings Co Ltd	23,492
4,100	Nippon Steel & Sumitomo Metal Corp	75,925
600	Nissan Chemical Corp(a)	31,901
800	Nitto Denko Corp	45,252
6,133	Norsk Hydro ASA	28,433
908	Novozymes A/S Class B	37,970
4,400	Oji Holdings Corp	25,479
Shares		Fair Value
Basic Materials — (continued)
65,500	Outokumpu OYJ	$ 283,081
9,096	Rio Tinto Ltd	578,373
5,638	Rio Tinto PLC	311,868
1,700	Shin-Etsu Chemical Co Ltd	143,338
700	Showa Denko KK	23,511
1,042	Smurfit Kappa Group PLC	30,047
312	Solvay SA	33,967
26,609	South32 Ltd	68,086
39,400	St Barbara Ltd	143,671
2,415	Stora Enso OYJ Class R	32,487
54,500	Sumitomo Chemical Co Ltd	284,304
1,100	Sumitomo Metal Mining Co Ltd	31,815
7,681	Symrise AG	637,990
400	Taiyo Nippon Sanso Corp(a)	6,339
17,700	Teijin Ltd	305,907
1,861	thyssenkrupp AG	33,074
7,600	Toray Industries Inc	56,324
1,700	Tosoh Corp	24,144
13,887	Umicore SA	587,103
8,505	UPM-Kymmene Oyj	247,000
741	voestalpine AG	23,679
778	Yara International ASA	32,171
		11,123,019
Communications — 8.15%
153	1&1 Drillisch AG(a)	6,366
4,695	Auto Trader Group PLC(b)	28,170
140	Axel Springer SE	8,572
5,965	Bezeq The Israeli Telecommunication Corp Ltd	4,784
5,714	Bollore SA(a)	23,571
159,199	BT Group PLC	485,356
20,500	CyberAgent Inc	663,984
627	Delivery Hero SE(a)(b)	23,157
1,200	Dentsu Inc	56,921
16,103	Deutsche Telekom AG(a)	261,848
681	Elisa OYJ	28,491
1,144	Eutelsat Communications SA	24,260
1,600	Hakuhodo DY Holdings Inc	24,624
100	Hikari Tsushin Inc(a)	16,028
19,000	HKT Trust & HKT Ltd	28,021
170	Iliad SA	19,464
6,750	Informa PLC	59,938
16,477	ITV PLC	27,958
214	JCDecaux SA	6,340
120,000	Just Eat PLC(a)	1,096,299
400	Kakaku.com Inc	7,022
30,200	KDDI Corp	754,536
18,339	Koninklijke KPN NV	56,378
200	LINE Corp(a)	7,202
1,900	M3 Inc(a)	27,499
4,000	MercadoLibre Inc(a)	1,456,000
391	Millicom International Cellular SA	24,489
700	MonotaRO Co Ltd	14,947
270	Nice Ltd(a)	29,766
17,300	Nippon Telegraph & Telephone Corp	743,696

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Shares		Fair Value
Communications — (continued)
26,706	Nokia OYJ(a)	$ 168,719
6,700	NTT DOCOMO Inc	160,980
42,659	Orange SA	661,657
12,000	PCCW Ltd	7,143
3,318	Pearson PLC	39,439
1,214	ProSiebenSat.1 Media SE	21,671
850	Proximus SADP	22,819
1,122	Publicis Groupe SA	68,509
3,900	Rakuten Inc(a)	29,444
111	RTL Group SA	6,072
282	Schibsted ASA Class B	8,953
1,755	SEEK Ltd	21,758
1,560	SES SA	31,795
7,000	Shopify Inc Class A(a)	1,179,290
12,000	Singapore Press Holdings Ltd	22,416
42,100	Singapore Telecommunications Ltd	94,658
7,800	Softbank Corp(a)	96,171
4,000	SoftBank Group Corp	315,055
9,017	Spark New Zealand Ltd	25,348
135	Swisscom AG	64,706
2,323	Tele2 AB Class B	29,082
53,549	Telecom Italia SpA(a)	29,795
43,189	Telecom Italia SpA	21,134
15,753	Telefonaktiebolaget LM Ericsson Class B	140,414
5,359	Telefonica Deutschland Holding AG	18,788
52,872	Telefonica SA	454,782
152	Telenet Group Holding NV	7,036
3,740	Telenor ASA	70,805
29,600	Television Francaise 1	239,871
14,371	Telia Co AB	62,628
17,511	Telstra Corp Ltd	39,701
1,067	TPG Telecom Ltd(a)	5,419
500	Trend Micro Inc(a)	26,603
600	United Internet AG	23,806
5,350	Vivendi SA	136,419
130,182	Vodafone Group PLC	237,389
224	Wix.com Ltd(a)	24,494
1,452	Wolters Kluwer NV(a)	90,301
6,556	WPP PLC	75,006
12,600	Yahoo Japan Corp	34,057
31,300	ZOZO Inc	633,344
		11,463,164
Consumer, Cyclical — 13.40%
100	ABC-Mart Inc(a)	5,745
802	Accor SA	34,880
906	adidas AG	215,574
5,000	Aisin Seiki Co Ltd	197,673
600	ANA Holdings Inc	22,116
8,000	Aptiv PLC	633,040
3,203	Aristocrat Leisure Ltd	57,608
500	Asics Corp	7,238
500	Autoneum Holding AG	81,928
900	Bandai Namco Holdings Inc	39,759
38,695	Barratt Developments PLC	273,600
Shares		Fair Value
Consumer, Cyclical — (continued)
6,434	Bayerische Motoren Werke AG	$ 542,066
4,900	Bellway PLC	182,178
662	Berkeley Group Holdings PLC	32,586
381,300	boohoo Group PLC(a)	941,966
3,100	Bridgestone Corp	119,323
1,791	Bunzl PLC	56,450
2,291	Burberry Group PLC	54,142
736	Carnival PLC	41,632
2,496	Cie Financiere Richemont SA	172,044
2,382	Cie Generale des Etablissements Michelin SCA	258,737
1,200	City Developments Ltd	8,213
7,462	Compass Group PLC	159,627
568	Continental AG	89,764
2,601	Crown Resorts Ltd	22,665
10,417	Daimler AG	617,091
2,900	Daiwa House Industry Co Ltd	94,022
2,200	Daiwabo Holdings Co Ltd(a)	118,373
2,000	Denso Corp	91,993
7,938	Deutsche Lufthansa AG	200,403
124,600	Dixons Carphone PLC	225,561
172	Domino's Pizza Enterprises Ltd	5,704
229	Dufry AG	22,904
457	easyJet PLC(a)	7,569
9,170	Electrolux AB Class B	216,982
300	FamilyMart UNY Holdings Co Ltd	35,143
300	Fast Retailing Co Ltd	137,672
2,676	Faurecia SA	117,073
13,190	Ferguson PLC	883,068
631	Ferrari NV	78,566
5,595	Fiat Chrysler Automobiles NV(a)	95,741
7,100	Finnair OYJ	59,555
160	Flight Centre Travel Group Ltd	5,021
12,000	Galaxy Entertainment Group Ltd	83,552
32,000	Genting Singapore Ltd	26,225
38,300	Greene King PLC	302,038
2,698	GVC Holdings PLC	23,756
150,036	Harvey Norman Holdings Ltd	368,452
4,524	Hennes & Mauritz AB Class B	70,393
162	Hermes International	97,085
700	Hino Motors Ltd	7,028
16,600	Honda Motor Co Ltd	498,365
200	Hoshizaki Corp	14,203
388	HUGO BOSS AG	27,820
400	Iida Group Holdings Co Ltd	7,280
19,100	Inchcape PLC	143,591
5,547	Industria de Diseno Textil SA	155,167
922	InterContinental Hotels Group PLC	52,389
42,831	International Consolidated Airlines Group SA	319,260
2,200	Isetan Mitsukoshi Holdings Ltd	22,641
2,400	Isuzu Motors Ltd	35,701
37,300	ITOCHU Corp	684,239

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
700	J Front Retailing Co Ltd	$ 8,024
5,000	Japan Airlines Co Ltd	182,042
300	Jardine Cycle & Carriage Ltd	8,430
12,700	JTEKT Corp	164,950
3,300	Kaufman & Broad SA(a)	133,160
361	Kering SA	181,049
93,149	Kingfisher PLC	271,998
4,800	Kohnan Shoji Co Ltd(a)	121,347
500	Koito Manufacturing Co Ltd	30,112
300	Lawson Inc	18,492
1,365	LVMH Moet Hennessy Louis Vuitton SE	437,891
7,659	Marks & Spencer Group PLC	28,968
47,000	Marubeni Corp	366,346
1,000	Marui Group Co Ltd	20,305
2,600	Mazda Motor Corp	28,775
200	McDonald's Holdings Co Japan Ltd	8,852
1,300	Melco Resorts & Entertainment Ltd ADR	28,054
2,058	Merlin Entertainments PLC(b)	9,117
5,600	MGM China Holdings Ltd	10,873
2,000	Minth Group Ltd	6,998
6,500	Mitsubishi Corp	190,504
3,700	Mitsubishi Motors Corp	22,989
8,500	Mitsui & Co Ltd	138,872
835	Moncler SpA	31,425
3,026	Next PLC	192,409
1,800	NGK Insulators Ltd	27,681
500	NGK Spark Plug Co Ltd	10,773
500	Nintendo Co Ltd	151,644
46,600	Nissan Motor Co Ltd	397,964
400	Nitori Holdings Co Ltd	52,088
748	Nokian Renkaat OYJ	24,885
1,000	Oriental Land Co Ltd	102,534
366	Paddy Power Betfair PLC	29,932
500	Pan Pacific International Holdings Corp	29,076
11,400	Panasonic Corp	111,631
520	Pandora A/S	22,582
1,403	Persimmon PLC	43,749
3,061	Peugeot SA	77,001
1,150	Pirelli & C SpA(a)(b)	7,517
50	Puma SE	27,842
72,200	Qantas Airways Ltd	286,240
44,400	Redrow PLC	338,306
2,707	Renault SA	191,560
2,044	Rexel SA	23,307
1,900	Rheinmetall AG	197,353
434	Ryanair Holdings PLC(a)	5,458
100	Ryohin Keikaku Co Ltd	23,834
12,800	Sands China Ltd	61,406
300	Sankyo Co Ltd	11,627
80	SEB SA	12,267
500	Sega Sammy Holdings Inc	7,047
1,800	Sekisui Chemical Co Ltd	27,939
3,400	Sekisui House Ltd	50,814
4,000	Shangri-La Asia Ltd	5,223
1,200	Sharp Corp	12,776
Shares		Fair Value
Consumer, Cyclical — (continued)
100	Shimamura Co Ltd	$ 8,660
400	Shimano Inc	56,126
3,400	Singapore Airlines Ltd	24,426
11,000	SJM Holdings Ltd	11,617
384	Sodexo SA	39,975
6,200	Sony Corp	310,663
900	Stanley Electric Co Ltd	26,141
3,200	Subaru Corp	75,143
20,900	Sumitomo Corp	323,606
4,100	Sumitomo Electric Industries Ltd(a)	58,418
500	Sumitomo Rubber Industries Ltd	6,950
200	Sundrug Co Ltd	6,400
1,800	Suzuki Motor Corp	93,997
342	Swatch Group AG	60,808
8,970	Tabcorp Holdings Ltd	30,399
400	Takashimaya Co Ltd(a)	5,436
15,932	Taylor Wimpey PLC	34,534
600	Toho Co Ltd	21,887
600	Toyoda Gosei Co Ltd	13,127
600	Toyota Industries Corp	29,725
11,100	Toyota Motor Corp	683,206
900	Toyota Tsusho Corp	28,625
200	Tsuruha Holdings Inc	18,513
2,016	TUI AG	30,512
1,200	USS Co Ltd(a)	21,012
1,048	Valeo SA	32,785
83	Volkswagen AG	14,480
51,137	Volvo AB Class B	736,878
200	Welcia Holdings Co Ltd	7,586
970	Whitbread PLC	62,140
10,400	Wynn Macau Ltd	25,529
4,400	Yamada Denki Co Ltd	21,668
700	Yamaha Corp	30,634
10,100	Yamaha Motor Co Ltd	216,480
5,000	Yokohama Rubber Co Ltd	106,054
102,000	Yue Yuen Industrial Holdings Ltd	347,903
403	Zalando SE(a)(b)	12,297
		18,850,558
Consumer, Non-Cyclical — 21.80%
3,565	a2 Milk Co Ltd(a)	31,352
6,188	Adecco Group AG	310,087
3,200	Aeon Co Ltd	65,127
2,600	Ajinomoto Co Inc	45,018
900	Alfresa Holdings Corp	24,805
15,000	Alkermes PLC(a)	493,050
3,711	Anheuser-Busch InBev SA	283,532
5,000	Arcs Co Ltd(a)	111,696
1,800	Asahi Group Holdings Ltd	75,401
600	Asahi Intecc Co Ltd	26,113
150,000	Ascential PLC	748,452
2,589	Ashtead Group PLC	65,653
1,948	Associated British Foods PLC	61,110
9,600	Astellas Pharma Inc	142,447
6,208	AstraZeneca PLC	449,637

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,638	Atlantia SpA	$ 62,439
8,300	Austevoll Seafood ASA	105,995
28,227	Babcock International Group PLC	196,529
12	Barry Callebaut AG	20,415
4,584	Bayer AG	347,447
413	Beiersdorf AG	41,342
200	BeiGene Ltd ADR(a)	25,896
200	Benesse Holdings Inc	5,222
119	BioMérieux	8,402
8,329	Brambles Ltd	64,624
11,224	British American Tobacco PLC	395,572
13,400	Britvic PLC	154,695
1,261	Bureau Veritas SA	28,014
600	Calbee Inc	19,321
557	Carlsberg A/S Class B	63,768
3,251	Carrefour SA	64,291
159	Casino Guichard Perrachon SA	7,823
6	Chocoladefabriken Lindt & Spruengli AG	105,199
417	Chr Hansen Holding A/S	39,601
1,100	Chugai Pharmaceutical Co Ltd	64,951
32,192	Coca-Cola Amatil Ltd	196,611
800	Coca-Cola Bottlers Japan Holdings Inc	24,711
1,171	Coca-Cola European Partners PLC	55,716
941	Coca-Cola HBC AG	31,614
6,253	Cochlear Ltd	883,704
6,235	Coles Group Ltd(a)	56,698
624	Coloplast A/S Class B	57,002
351	Colruyt SA	25,208
3,949	ConvaTec Group PLC(b)	7,404
8,212	CSL Ltd	1,167,694
1,200	Dai Nippon Printing Co Ltd	27,774
2,900	Daiichi Sankyo Co Ltd	100,595
1,000	Dairy Farm International Holdings Ltd	9,000
2,965	Danone SA	215,768
2,990	Davide Campari-Milano SpA	26,864
11,963	Diageo PLC	456,505
1,022	Edenred	41,388
1,300	Eisai Co Ltd	100,940
1,434	EssilorLuxottica SA	181,671
3,095	Essity AB	85,634
58	Eurofins Scientific SE	23,309
24,156	Experian PLC	606,338
2,849	Fisher & Paykel Healthcare Corp Ltd	24,795
1,101	Fresenius Medical Care AG & Co KGaA	80,979
2,129	Fresenius SE & Co KGaA	110,388
9,657	G4S PLC	24,757
333	Genmab A/S(a)	48,543
63,972	GlaxoSmithKline PLC	1,242,457
16,000	GN Store Nord A/S	689,703
59,400	Golden Agri-Resources Ltd	11,209
1,276	Grifols SA	33,286
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
485	H Lundbeck A/S	$ 21,296
478	Heineken Holding NV	41,496
1,290	Heineken NV	115,866
442	Henkel AG & Co KGaA	40,514
25,000	Hikma Pharmaceuticals PLC	528,733
200	Hisamitsu Pharmaceutical Co Inc	10,242
233	ICA Gruppen AB	8,195
17,675	Imperial Brands PLC	586,587
64,500	Inghams Group Ltd	215,945
865	Intertek Group PLC	55,806
191	Ipsen SA	24,035
838	ISS A/S	23,750
64,493	J Sainsbury PLC	241,406
5,600	Japan Tobacco Inc	141,768
1,813	Jeronimo Martins SGPS SA	25,694
2,500	Kao Corp	176,746
836	Kerry Group PLC Class A	85,363
15,000	Keywords Studios PLC	235,351
800	Kikkoman Corp	42,560
4,200	Kirin Holdings Co Ltd	100,270
300	Kobayashi Pharmaceutical Co Ltd	19,066
28,577	Koninklijke Ahold Delhaize NV	752,891
4,465	Koninklijke Philips NV(a)	176,033
100	Kose Corp	14,680
1,200	Kyowa Hakko Kirin Co Ltd	23,006
27,600	Leroy Seafood Group ASA	220,715
1,200	Lion Corp	25,009
6,000	LivaNova PLC(a)	553,920
382	Lonza Group AG	100,924
1,225	L'Oreal SA	295,255
400	Medipal Holdings Corp	9,232
500	MEIJI Holdings Co Ltd	38,663
655	Merck KGaA	68,774
127,500	Metcash Ltd	230,084
14,918	METRO AG	252,455
1,400	Mitsubishi Tanabe Pharma Corp	21,933
1,748	Mowi ASA	38,614
14,914	Nestle SA	1,300,261
3,500	NH Foods Ltd(a)	138,500
1,200	Nisshin Seifun Group Inc(a)	24,216
400	Nissin Foods Holdings Co Ltd	25,465
663	NMC Health PLC	22,427
10,614	Novartis AG	926,610
8,903	Novo Nordisk A/S Class B	417,249
1,200	Olympus Corp	49,225
1,600	Ono Pharmaceutical Co Ltd	34,954
18,000	Origin Enterprises PLC	117,820
657	Orion OYJ Class B	23,226
3,674	Orkla ASA	29,694
2,000	Otsuka Holdings Co Ltd	82,031
300	Park24 Co Ltd	7,159
1,000	Pernod Ricard SA	165,913
600	Persol Holdings Co Ltd	10,683
600	Pigeon Corp	23,524
300	Pola Orbis Holdings Inc	8,973

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
11,500	Prima Meat Packers Ltd	$ 217,739
957	QIAGEN NV(a)	35,346
682	Ramsay Health Care Ltd	28,167
2,971	Randstad NV	143,215
3,268	Reckitt Benckiser Group PLC	251,412
664	Recordati SpA	24,061
5,600	Recruit Holdings Co Ltd	150,307
9,497	RELX PLC	210,291
65	Remy Cointreau SA	7,548
7,934	Roche Holding AG	2,110,728
1,199	Ryman Healthcare Ltd	8,688
15,724	Sanofi	1,366,694
41,700	Santen Pharmaceutical Co Ltd	576,812
82	Sartorius Stedim Biotech	9,038
16,300	Scandinavian Tobacco Group A/S(b)	210,884
1,100	Secom Co Ltd	92,094
1,559	Securitas AB Class B	25,069
3,800	Seven & i Holdings Co Ltd	165,463
28	SGS SA	67,593
87,500	Shenzhen International Holdings Ltd	169,976
1,100	Shimadzu Corp	25,297
1,400	Shionogi & Co Ltd	86,349
1,900	Shiseido Co Ltd	113,025
683	Siemens Healthineers AG(a)(b)	26,952
4,481	Smith & Nephew PLC	84,387
74	Societe BIC SA	7,411
200	Sohgo Security Services Co Ltd(a)	8,730
1,825	Sonic Healthcare Ltd	30,612
310	Sonova Holding AG	58,180
47	Straumann Holding AG	34,123
900	Sumitomo Dainippon Pharma Co Ltd	21,190
700	Suntory Beverage & Food Ltd	30,994
300	Suzuken Co Ltd	15,752
782	Swedish Match AB	35,035
800	Sysmex Corp	44,597
200	Taisho Pharmaceutical Holdings Co Ltd	20,314
6,976	Takeda Pharmaceutical Co Ltd	281,629
25,000	TAL Education Group Sponsored ADR(a)	775,750
19,400	Tate & Lyle PLC	175,069
1,300	Terumo Corp	74,220
50,321	Tesco PLC	147,245
4,981	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	98,873
1,400	Toppan Printing Co Ltd	22,945
300	Toyo Suisan Kaisha Ltd	10,799
13,342	Transurban Group	118,320
3,094	Treasury Wine Estates Ltd	34,820
4,676	UCB SA	405,189
2,100	Unicharm Corp	64,990
7,536	Unilever NV	403,553
5,529	Unilever PLC	290,424
218	Vifor Pharma AG	27,746
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,769	Wesfarmers Ltd	$ 135,332
421,000	WH Group Ltd(b)	361,023
290	William Demant Holding A/S(a)	9,161
10,400	Wilmar International Ltd	25,758
600	Wirecard AG	99,491
10,112	Wm Morrison Supermarkets PLC	31,089
6,146	Woolworths Group Ltd	131,327
500	Yakult Honsha Co Ltd	33,369
300	Yamazaki Baking Co Ltd	5,893
		30,652,186
Diversified — 0.37%
13,500	CK Hutchison Holdings Ltd	136,339
518	Industrivarden AB Class C	10,679
1,100	Jardine Matheson Holdings Ltd	72,919
1,000	Jardine Strategic Holdings Ltd	38,160
6,600	Keppel Corp Ltd	30,012
76,000	NWS Holdings Ltd	173,807
2,500	Swire Pacific Ltd Class A	29,608
366	Washington H Soul Pattinson & Co Ltd(a)	7,020
5,000	Wharf Holdings Ltd	15,112
		513,656
Energy — 6.22%
818	Aker BP ASA	27,256
5,083	APA Group	33,979
105,700	Beach Energy Ltd	139,045
193,460	BP PLC	1,321,296
1,289	Caltex Australia Ltd	25,195
426	DCC PLC	34,846
12,119	Eni SpA	205,487
5,909	Equinor ASA	135,116
2,186	Galp Energia SGPS SA	34,155
700	Idemitsu Kosan Co Ltd	24,701
5,800	Inpex Corp	55,752
123,239	John Wood Group PLC	874,349
16,800	JXTG Holdings Inc	91,764
230	Koninklijke Vopak NV	11,688
937	Lundin Petroleum AB	29,970
697	Neste OYJ	63,859
5,905	Oil Search Ltd	33,621
4,340	OMV AG	215,796
24,300	Petrofac Ltd	175,070
37,214	Repsol SA	653,218
22,311	Royal Dutch Shell PLC Class A	691,502
49,907	Royal Dutch Shell PLC Class B	1,549,215
7,602	Santos Ltd	35,868
2,000	Showa Shell Sekiyu KK	29,798
764	Siemens Gamesa Renewable Energy SA(a)	10,847
30,827	Total SA	1,689,967
992	Vestas Wind Systems A/S	82,002
4,813	Woodside Petroleum Ltd	120,389
1,195	WorleyParsons Ltd	12,105
404,000	Xinyi Solar Holdings Ltd(a)	169,936

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Shares		Fair Value
Energy — (continued)
41,000	Z Energy Ltd	$ 170,242
		8,748,034
Financial — 21.06%
34,540	3i Group PLC	385,400
4,600	Aareal Bank AG	148,748
20,601	ABN AMRO Group NV(b)	513,705
3,000	Acom Co Ltd	10,517
992	Admiral Group PLC	26,961
36,039	Aegon NV	185,663
300	AEON Financial Service Co Ltd	5,818
300	Aeon Mall Co Ltd	4,987
759	Ageas	35,291
59,200	AIA Group Ltd	534,547
5,344	AIB Group PLC	23,923
3,996	Allianz SE	847,840
14,442	AMP Ltd	23,812
413	Amundi SA(b)	23,763
600	Aozora Bank Ltd	18,480
3,590	Aroundtown SA	31,756
13,500	Ascendas Real Estate Investment Trust	27,531
8,500	ASR Nederland NV	358,513
5,198	Assicurazioni Generali SpA	91,003
819	ASX Ltd	38,027
22,151	Australia & New Zealand Banking Group Ltd	403,232
55,769	Aviva PLC	303,232
22,849	AXA SA	529,871
122	Azrieli Group Ltd(a)	6,495
215	Baloise Holding AG	33,299
31,848	Banco Bilbao Vizcaya Argentaria SA	189,022
24,874	Banco de Sabadell SA	28,521
79,343	Banco Santander SA(a)	376,294
4,731	Bank Hapoalim BM	32,068
54,182	Bank Leumi Le-Israel BM	358,219
6,800	Bank of East Asia Ltd	22,937
36,655	Bank of Ireland Group PLC	219,951
200	Bank of Kyoto Ltd(a)	8,502
1,143	Bank of Queensland Ltd	8,468
6,893	Bankia SA	20,093
3,239	Bankinter SA	25,291
81,269	Barclays PLC	169,372
3,150	Bendigo & Adelaide Bank Ltd	24,753
15,363	BNP Paribas SA	723,995
19,000	BOC Hong Kong Holdings Ltd	73,414
4,247	British Land Co PLC REIT	31,982
18,420	CaixaBank SA	69,664
17,300	CapitaLand Commercial Trust REIT	24,218
12,100	CapitaLand Ltd	29,999
14,600	CapitaLand Mall Trust REIT(a)	26,072
3,519	Challenger Ltd(a)	18,573
3,400	Chiba Bank Ltd(a)	20,696
13,000	CK Asset Holdings Ltd	109,445
7,978	CNP Assurances	181,251
Shares		Fair Value
Financial — (continued)
4,312	Commerzbank AG(a)	$ 31,035
8,594	Commonwealth Bank of Australia	437,890
5,400	Concordia Financial Group Ltd	22,273
239	Covivio REIT	24,429
5,971	Credit Agricole SA	68,197
15,500	Credit Saison Co Ltd	204,245
11,930	Credit Suisse Group AG	145,013
15,200	Dai-ichi Life Holdings Inc	246,802
400	Daito Trust Construction Co Ltd	55,557
11	Daiwa House REIT Investment Corp(a)	25,904
7,000	Daiwa Securities Group Inc	34,911
3,660	Danske Bank A/S	67,810
8,500	DBS Group Holdings Ltd	151,492
10,050	Deutsche Bank AG	89,337
4,981	Deutsche Boerse AG	663,208
1,830	Deutsche Wohnen SE	91,422
4,281	Dexus REIT	35,845
6,600	Direct Line Insurance Group PLC	29,163
24,918	DNB ASA	442,275
1,647	Erste Group Bank AG	57,489
316	Eurazeo SE	23,487
493	EXOR NV	31,518
70,000	FinecoBank Banca Fineco SpA	761,176
9,800	Fukuoka Financial Group Inc	216,506
209	Gecina SA REIT	30,715
592	Gjensidige Forsikring ASA	10,226
8,448	Goodman Group REIT	71,900
7,995	GPT Group REIT	33,805
353	Groupe Bruxelles Lambert SA	33,260
43,000	Gunma Bank Ltd	189,528
5,224	Hammerson PLC REIT	25,532
3,000	Hang Lung Group Ltd	8,816
11,000	Hang Lung Properties Ltd	24,086
3,900	Hang Seng Bank Ltd	89,727
253	Hannover Rueck SE	36,516
1,255	Hargreaves Lansdown PLC	26,941
300	Helvetia Holding AG	177,611
6,000	Henderson Land Development Co Ltd	34,108
5,600	Hong Kong Exchanges & Clearing Ltd	175,219
5,100	Hongkong Land Holdings Ltd	36,689
97,117	HSBC Holdings PLC	817,619
900	Hulic Co Ltd(a)	8,305
2,000	Hysan Development Co Ltd	10,408
96	ICADE REIT	8,084
18,674	ING Groep NV	221,582
12,170	Insurance Australia Group Ltd(a)	62,878
70,121	Intesa Sanpaolo SpA	160,445
4,266	Investec PLC	27,415
2,050	Investor AB Class B	90,162
2,200	Japan Exchange Group Inc	38,739
2,100	Japan Post Bank Co Ltd	24,442
7,900	Japan Post Holdings Co Ltd	97,115

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
5	Japan Prime Realty Investment Corp REIT	$ 20,393
6	Japan Real Estate Investment Corp REIT	35,170
14	Japan Retail Fund Investment Corp REIT	28,720
1,279	Julius Baer Group Ltd	51,406
10,278	KBC Group NV	697,772
47,500	Kerry Properties Ltd	197,292
1,099	Kinnevik AB Class B(a)	26,853
931	Klepierre SA REIT	31,904
219	L E Lundbergforetagen AB Class B(a)	6,762
3,231	Land Securities Group PLC REIT	36,735
163,636	Legal & General Group PLC	557,275
21,000	Leopalace21 Corp(a)	99,500
10,500	Link REIT	115,418
960,974	Lloyds Banking Group PLC	732,484
1,599	London Stock Exchange Group PLC	96,144
1,505	Macquarie Group Ltd	127,996
3,100	Mapfre SA	8,625
2,400	Mebuki Financial Group Inc	6,729
14,093	Medibank Private Ltd	26,867
25,227	Mediobanca Banca di Credito Finanziario SpA	219,847
26,389	Melrose Industries PLC	58,474
146,425	Mirvac Group REIT	256,737
6,100	Mitsubishi Estate Co Ltd	108,040
124,600	Mitsubishi UFJ Financial Group Inc	668,344
25,200	Mitsubishi UFJ Lease & Finance Co Ltd	128,996
4,600	Mitsui Fudosan Co Ltd	111,756
402	Mizrahi Tefahot Bank Ltd(a)	7,478
192,300	Mizuho Financial Group Inc	315,633
2,500	MS&AD Insurance Group Holdings Inc	74,009
699	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	155,989
13,288	National Australia Bank Ltd	230,741
69,559	Natixis SA	356,565
26,000	New World Development Co Ltd	41,006
6	Nippon Building Fund Inc REIT(a)	38,823
11	Nippon Prologis REIT Inc	23,990
1,602	NN Group NV	67,648
68,200	Nomura Holdings Inc	266,309
400	Nomura Real Estate Holdings Inc	7,769
19	Nomura Real Estate Master Fund Inc REIT	27,228
18,103	Nordea Bank Abp	164,761
41,700	ORIX Corp	628,995
14,700	Oversea-Chinese Banking Corp Ltd	126,107
111	Pargesa Holding SA	8,762
Shares		Fair Value
Financial — (continued)
92	Partners Group Holding AG	$ 63,278
3,096	Poste Italiane SpA(b)	26,662
12,634	Prudential PLC	246,989
7,366	QBE Insurance Group Ltd	57,643
790	Raiffeisen Bank International AG	20,898
152	REA Group Ltd	8,401
103,100	Resona Holdings Inc	520,922
7,400	Rothschild & Co	244,775
24,673	Royal Bank of Scotland Group PLC	78,235
4,549	RSA Insurance Group PLC	30,661
2,252	Sampo OYJ Class A	103,176
1,100	SBI Holdings Inc	23,498
27,629	Scentre Group REIT	80,021
764	Schroders PLC	26,198
697	SCOR SE	29,330
4,372	Segro PLC REIT	37,153
43,500	Senshu Ikeda Holdings Inc	119,297
1,700	Seven Bank Ltd	5,064
400	Shinsei Bank Ltd	5,416
2,400	Shizuoka Bank Ltd(a)	20,082
4,400	Singapore Exchange Ltd	25,020
16,000	Sino Land Co Ltd	28,773
8,335	Skandinaviska Enskilda Banken AB	87,490
9,914	Societe Generale SA	309,113
6,700	Sompo Holdings Inc	252,618
1,200	Sony Financial Holdings Inc	22,835
2,363	St James's Place PLC	29,120
14,357	Standard Chartered PLC	115,772
10,057	Standard Life Aberdeen PLC	33,242
11,018	Stockland (a)	30,369
17,700	Sumitomo Mitsui Financial Group Inc	658,475
1,500	Sumitomo Mitsui Trust Holdings Inc	56,819
1,900	Sumitomo Realty & Development Co Ltd	72,561
8,000	Sun Hung Kai Properties Ltd	134,180
6,758	Suncorp Group Ltd	63,915
15,600	Suntec Real Estate Investment Trust	22,384
7,870	Svenska Handelsbanken AB Class A	85,585
4,646	Swedbank AB Class A	105,541
7,000	Swire Properties Ltd	27,322
1,744	Swiss Life Holding AG	719,490
354	Swiss Prime Site AG	29,988
6,317	Swiss Re AG	605,830
3,800	Sydbank A/S(a)	87,836
2,400	T&D Holdings Inc(a)	29,794
3,400	Tokio Marine Holdings Inc	166,483
200	Tokyo Century Corp(a)	9,364
4,400	Tokyu Fudosan Holdings Corp	23,971
348	Tryg A/S	8,879
55,820	UBS Group AG	723,634
710	Unibail-Rodamco-Westfield REIT	127,694

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
10,215	UniCredit SpA	$ 118,090
145,000	UnipolSai Assicurazioni SpA	361,946
34,500	United Overseas Bank Ltd	646,572
15	United Urban Investment Corp REIT	23,949
1,500	UOL Group Ltd(a)	7,423
15,022	Vicinity Centres REIT	28,600
2,524	Vonovia SE	126,852
188	Wendel SA	22,909
16,812	Westpac Banking Corp	300,463
5,000	Wharf Real Estate Investment Co Ltd	34,205
4,000	Wheelock & Co Ltd	25,642
600	Yamaguchi Financial Group Inc	6,099
1,733	Zurich Insurance Group AG	543,907
		29,620,576
Industrial — 11.45%
8,827	ABB Ltd	168,955
1,361	ACS Actividades de Construccion y Servicios SA	56,324
358	Aena SME SA(b)	61,883
600	AerCap Holdings NV(a)	28,356
143	Aeroports de Paris	27,356
6,700	AGC Inc	227,065
2,833	Airbus SE	326,531
1,347	Alfa Laval AB	30,539
1,000	Alps Alpine Co Ltd	21,081
702	Alstom SA	28,241
2,500	Amada Holdings Co Ltd	25,162
6,088	Amcor Ltd	60,446
224	ANDRITZ AG	11,058
19	AP Moeller - Maersk A/S Class A	23,720
28	AP Moeller - Maersk A/S Class B	37,447
5,128	Assa Abloy AB Class B	95,556
3,316	Atlas Copco AB Class A	86,512
1,649	Atlas Copco AB Class B	39,459
4,993	Auckland International Airport Ltd	25,412
9,234	Aurizon Holdings Ltd	29,590
73,806	BAE Systems PLC	496,326
9,100	Bekaert SA	245,100
7,087	Boral Ltd	25,639
910	Bouygues SA	32,208
10,400	Brother Industries Ltd	175,510
600	Casio Computer Co Ltd	7,980
700	Central Japan Railway Co	151,286
298,000	China Resources Cement Holdings Ltd	302,656
9,739	Cie de Saint-Gobain	336,073
300	CIMIC Group Ltd	9,780
3,500	CK Infrastructure Holdings Ltd	28,259
5,559	CNH Industrial NV	54,638
14,300	ComfortDelGro Corp Ltd	24,814
3,916	CRH PLC	112,720
500	Daifuku Co Ltd	25,128
Shares		Fair Value
Industrial — (continued)
1,200	Daikin Industries Ltd	$ 129,889
14	Dassault Aviation SA	20,848
5,035	Deutsche Post AG	148,714
2,700	Dfds A/S	127,469
100	Disco Corp(a)	14,846
8,960	DSV A/S	715,083
4,600	Duerr AG	188,407
1,500	East Japan Railway Co	138,975
349	Eiffage SA	32,696
77	Elbit Systems Ltd	9,538
3,218	Epiroc AB Class A(a)	30,900
1,217	Epiroc AB Class B(a)	10,908
900	FANUC Corp	153,073
2,642	Ferrovial SA(a)	59,246
2,454	Fletcher Building Ltd(a)	8,481
296	Fraport AG Frankfurt Airport Services Worldwide	23,394
600	Fuji Electric Co Ltd	18,543
2,000	FUJIFILM Holdings Corp	85,932
23,000	Fujikura Ltd(a)	100,961
828	GEA Group AG(a)	22,812
189	Geberit AG	73,886
2,213	Getlink SE	32,364
1,000	Hankyu Hanshin Holdings Inc(a)	35,695
26,400	Hazama Ando Corp	174,857
823	HeidelbergCement AG	56,990
1,338	Hexagon AB Class B	65,524
200	Hirose Electric Co Ltd	21,482
300	Hitachi Construction Machinery Co Ltd	7,619
200	Hitachi High-Technologies Corp	7,228
18,900	Hitachi Ltd	594,565
61	HOCHTIEF AG	9,124
1,800	Hoya Corp	104,467
2,929	Husqvarna AB Class B	22,387
800	IHI Corp	25,337
103	Imerys SA	5,427
2,202	James Hardie Industries PLC	24,526
300	Japan Airport Terminal Co Ltd	11,495
9,700	Japan Aviation Electronics Industry Ltd	126,416
600	JGC Corp	9,206
7,500	JM AB(a)	151,625
2,100	Kajima Corp	29,872
300	Kamigumi Co Ltd	6,641
1,000	Kawasaki Heavy Industries Ltd	25,194
600	Keihan Holdings Co Ltd(a)	24,742
1,400	Keikyu Corp	23,845
500	Keio Corp(a)	28,724
800	Keisei Electric Railway Co Ltd(a)	25,364
500	Keyence Corp	257,308
672	Kingspan Group PLC	27,484
800	Kintetsu Group Holdings Co Ltd	34,915
455	KION Group AG	26,271
13,300	Kitz Corp	108,888

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
12,300	Kloeckner & Co SE	$ 91,930
4,800	Komatsu Ltd	126,394
1,717	Kone OYJ Class B	83,486
5,100	Kubota Corp	80,856
233	Kuehne + Nagel International AG	31,509
300	Kurita Water Industries Ltd	7,627
1,700	Kyocera Corp	95,749
900	Kyushu Railway Co	30,728
2,480	LafargeHolcim Ltd	116,629
205,000	Lee & Man Paper Manufacturing Ltd	183,356
1,359	Legrand SA	80,516
31,207	LendLease Group	277,938
2,586	Leonardo SpA	25,058
4,200	Leoni AG	155,604
1,900	LIXIL Group Corp	27,981
1,000	Makita Corp	35,432
200	Maruichi Steel Tube Ltd(a)	6,424
3,879	Meggitt PLC	26,261
352	Metso OYJ	10,355
1,800	MINEBEA MITSUMI Inc	29,608
1,300	MISUMI Group Inc	29,756
29,700	Mitsubishi Electric Corp	373,724
1,400	Mitsubishi Heavy Industries Ltd	54,132
300	Mitsui OSK Lines Ltd	7,496
6,500	MTR Corp Ltd	36,353
3,222	MTU Aero Engines AG	694,798
900	Murata Manufacturing Co Ltd	135,194
300	Nabtesco Corp	7,937
900	Nagoya Railroad Co Ltd(a)	23,818
1,100	Nidec Corp	132,284
17,700	Nikon Corp	302,642
8,500	Nippon Electric Glass Co Ltd	236,714
400	Nippon Express Co Ltd	25,312
400	Nippon Yusen KK	6,697
2,500	NSK Ltd	24,384
54,100	NTN Corp	177,779
3,000	Obayashi Corp	28,546
1,300	Odakyu Electric Railway Co Ltd	29,212
900	Omron Corp	36,961
1,926	Orica Ltd	24,043
525	OSRAM Licht AG	22,340
1,266	Prysmian SpA	27,198
100	Rinnai Corp	6,621
8,568	Rolls-Royce Holdings PLC	99,567
67,437	Royal Mail PLC	237,520
1,588	Safran SA	208,646
23,757	Sandvik AB	379,633
1,900	SATS Ltd	6,854
318	Schindler Holding AG	67,457
2,623	Schneider Electric SE	186,552
1,200	Seibu Holdings Inc	20,847
300	SG Holdings Co Ltd	8,053
2,900	Shimizu Corp Class A	24,680
5,543	Siemens AG	608,608
9,800	Signify NV(a)(b)	242,774
Shares		Fair Value
Industrial — (continued)
670	Sika AG	$ 88,477
8,700	Singapore Technologies Engineering Ltd	24,092
1,670	Skanska AB Class B	29,242
20,888	SKF AB Class B	351,842
300	SMC Corp	99,014
1,744	Smiths Group PLC	33,106
600	Sumitomo Heavy Industries Ltd	20,354
5,377	Sydney Airport	25,666
600	Taiheiyo Cement Corp	20,600
1,200	Taisei Corp	56,499
6,000	Techtronic Industries Co Ltd	35,025
2,246	Tenaris SA	28,212
557	Thales SA	61,598
300	THK Co Ltd	7,167
900	Tobu Railway Co Ltd(a)	25,418
2,900	Tokyu Corp	49,632
3,300	Toshiba Corp	104,500
700	TOTO Ltd	27,184
1,000	Toyo Seikan Group Holdings Ltd(a)	22,509
3,600	Tsubakimoto Chain Co	133,315
800	Venture Corp Ltd	9,717
20,100	Vesuvius PLC	148,313
2,431	Vinci SA	213,904
1,936	Wartsila OYJ Abp	31,612
21,258	Weir Group PLC	420,547
700	West Japan Railway Co	51,125
146,000	Xinyi Glass Holdings Ltd	177,833
1,400	Yamato Holdings Co Ltd	37,304
6,900	Yangzijiang Shipbuilding Holdings Ltd	7,212
1,000	Yaskawa Electric Corp	28,303
800	Yokogawa Electric Corp	14,899
		16,101,787
Technology — 4.90%
2,253	Amadeus IT Group SA	163,834
2,200	ASM Pacific Technology Ltd	23,703
2,014	ASML Holding NV	352,182
563	Atos SE	51,334
5,100	Canon Inc	146,677
822	Capgemini SE	90,778
651	Check Point Software Technologies Ltd(a)	72,860
2,141	Computershare Ltd	27,736
669	Dassault Systemes SE	83,847
300	DeNA Co Ltd	5,308
4,900	Fujitsu Ltd	328,865
700	Hamamatsu Photonics KK	25,064
35,200	Infineon Technologies AG	782,968
323	Ingenico Group SA	17,606
12,000	InterXion Holding NV(a)	720,480
600	Konami Holdings Corp	27,556
25,600	Konica Minolta Inc	257,767
1,858	Micro Focus International PLC	35,411
1,100	NEC Corp	36,966
2,200	Nexon Co Ltd(a)	33,470

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Shares		Fair Value
Technology — (continued)
600	Nomura Research Institute Ltd	$ 24,553
2,700	NTT Data Corp(a)	32,187
1,761	NXP Semiconductors NV	153,260
300	Obic Co Ltd	28,431
100	Oracle Corp Japan	7,286
400	Otsuka Corp(a)	12,947
129,000	PAX Global Technology Ltd	56,574
4,500	Renesas Electronics Corp(a)	25,945
3,000	Ricoh Co Ltd	31,959
500	Rohm Co Ltd	35,290
74,730	Sage Group PLC	614,036
9,327	SAP SE	964,458
1,500	Seiko Epson Corp	23,348
200,000	Sophos Group PLC(b)	885,044
3,742	STMicroelectronics NV	59,700
700	SUMCO Corp	9,746
700	TDK Corp	55,395
322	Teleperformance	55,416
257	Temenos AG	34,691
2,300	Tokyo Electron Ltd	335,848
358	Ubisoft Entertainment SA(a)	31,771
3,900	Ulvac Inc	128,649
		6,890,946
Utilities — 2.99%
150,900	A2A SpA	275,336
26,790	AGL Energy Ltd	418,585
5,197	AusNet Services	6,245
30,681	Centrica PLC	55,115
2,600	Chubu Electric Power Co Inc	41,154
1,800	Chugoku Electric Power Co Inc(a)	24,632
8,500	CLP Holdings Ltd	99,000
11,250	E.ON SE	125,059
10,805	EDP - Energias de Portugal SA	39,466
800	Electric Power Development Co Ltd	20,009
2,495	Electricite de France SA	41,298
1,057	Enagas SA	30,809
1,405	Endesa SA	35,141
158,053	Enel SpA	955,258
9,317	Engie SA(a)	149,363
2,402	Fortum OYJ(a)	54,592
7,500	HK Electric Investments & HK Electric Investments Ltd(b)	7,637
47,000	Hong Kong & China Gas Co Ltd	102,133
65,609	Iberdrola SA	542,289
642	Innogy SE(b)	30,417
3,800	Kansai Electric Power Co Inc	57,842
2,200	Kyushu Electric Power Co Inc(a)	27,261
9,155	Meridian Energy Ltd	22,308
16,125	National Grid PLC	175,570
1,929	Naturgy Energy Group SA	53,925
7,646	Origin Energy Ltd(a)	39,947
959	Orsted A/S(b)	69,300
Shares		Fair Value
Utilities — (continued)
1,700	Osaka Gas Co Ltd	$ 33,657
7,500	Power Assets Holdings Ltd	50,524
2,330	Red Electrica Corp SA	53,696
2,721	RWE AG	67,676
2,800	Sembcorp Industries Ltd	5,402
1,158	Severn Trent PLC	30,421
11,963	Snam SpA	57,127
5,208	SSE PLC	80,028
1,814	Suez (a)	23,223
6,014	Terna Rete Elettrica Nazionale SpA	37,065
500	Toho Gas Co Ltd	21,476
2,000	Tohoku Electric Power Co Inc	27,115
6,300	Tokyo Electric Power Co Holdings Inc(a)	38,776
1,600	Tokyo Gas Co Ltd	42,072
997	Uniper SE	28,910
3,119	United Utilities Group PLC	34,104
2,841	Veolia Environnement SA	60,018
183	Verbund AG	9,353
		4,200,334
TOTAL COMMON STOCK — 98.25% (Cost $137,287,371)		$138,164,260
PREFERRED STOCK
Basic Materials — 0.01%
200	Fuchs Petrolub SE	9,382
Consumer, Cyclical — 0.63%
305	Bayerische Motoren Werke AG	22,543
647	Porsche Automobil Holding SE	42,072
15,200	Schaeffler AG	134,989
4,061	Volkswagen AG	692,670
		892,274
Consumer, Non-Cyclical — 0.10%
1,000	Draegerwerk AG & Co KGaA	55,534
876	Henkel AG & Co KGaA	85,265
		140,799
Industrial — 0.02%
186	Sartorius AG	27,921
TOTAL PREFERRED STOCK — 0.76% (Cost $1,123,088)		$ 1,070,376

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Shares		Fair Value
RIGHTS
Industrial — 0.00%(c)
1,361	ACS Actividades de Construccion y Servicios SA(a)	$ 747
TOTAL RIGHTS — 0.00%(c) (Cost $670)		$ 747
TOTAL INVESTMENTS — 99.01% (Cost $138,411,129)		$139,235,383
OTHER ASSETS & LIABILITIES, NET — 0.99%		$ 1,396,505
TOTAL NET ASSETS — 100.00%		$140,631,888
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Represents less than 0.005% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At January 31, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
MSCI Emerging Markets Index Long Futures	11	USD	1,005,455	March 2019	$25,557
At January 31, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNY	USD	4,260	EUR	3,713	February 01, 2019	$10
MEL	USD	1,859	AUD	2,644	February 15, 2019	(64)
MEL	USD	5,011	EUR	4,383	February 01, 2019	(6)
MEL	USD	13,814	EUR	12,089	February 04, 2019	(27)
MEL	USD	2,045	GBP	1,613	February 05, 2019	(71)
MEL	USD	6,298	GBP	4,968	February 08, 2019	(220)
MEL	USD	2,440	GBP	1,895	February 25, 2019	(49)
MEL	USD	1,965	GBP	1,525	March 15, 2019	(39)
MEL	USD	1,445	JPY	159,460	March 04, 2019	(22)
MEL	USD	1,545	JPY	170,000	March 28, 2019	(23)
MEL	USD	2,666	JPY	293,250	April 01, 2019	(40)
MEL	USD	2,535	JPY	278,800	April 02, 2019	(38)
					Net Depreciation	$(589)
Counterparty Abbreviations:
BNY	Bank of New York
MEL	Mellon Capital
See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Currency Abbreviations
AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
Summary of Investments by Country as of January 31, 2019.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 30,622,313	21.99%
United Kingdom	26,004,578	18.68
Germany	12,715,726	9.13
France	12,335,708	8.86
Switzerland	10,499,268	7.54
Australia	9,005,568	6.47
Netherlands	7,442,817	5.34
Hong Kong	4,599,898	3.30
Italy	3,603,497	2.59
Sweden	3,481,555	2.50
Spain	3,082,703	2.21
Denmark	2,861,054	2.05
Belgium	2,376,277	1.71
Argentina	1,456,000	1.04
Singapore	1,409,043	1.01
Ireland	1,233,476	0.89
Finland	1,214,525	0.87
Canada	1,179,290	0.85
Norway	1,150,255	0.83
China	985,791	0.71
Israel	669,789	0.48
Austria	504,589	0.36
New Zealand	316,626	0.23
Luxembourg	223,100	0.16
Portugal	99,316	0.07
South Africa	65,687	0.05
United States	41,632	0.03
Chile	24,482	0.02
United Arab Emirates	22,427	0.02
Mexico	8,393	0.01
Total	$139,235,383	100.00%
See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

January 31, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of January 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 7,003,228	$ 131,161,032	$ —	$ 138,164,260
Preferred Stock	—	1,070,376	—	1,070,376
Rights	747	—	—	747
Total investments, at fair value:	7,003,975	132,231,408	0	139,235,383
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	10	—	10
Futures Contracts(a)	25,557	—	—	25,557
Total Assets	$ 7,029,532	$ 132,231,418	$ 0	$ 139,260,950
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (599)	$ —	$ (599)
Total Liabilities	$ 0	$ (599)	$ 0	$ (599)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Futures Contracts
The Fund uses futures contracts to gain exposure to, or decrease exposure to equity risk and foreign exchange risk. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 106 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $2,596,720 in forward contracts for the reporting period.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.34%
$ 200,000	Citibank Credit Card Issuance Trust Series 2014-A1 Class A1 2.88%, 01/23/2023	$ 200,405
	Discover Card Execution Note Trust
	Series 2018-A5 Class A5
100,000	3.32%, 03/15/2024	101,346
	Series 2019-A1 Class A1
250,000	3.04%, 07/15/2024	250,000
100,000	Mercedes-Benz Auto Lease Trust 2019-A Series 2019-A Class A3 3.10%, 11/15/2021	100,188
35,028	Sofi Consumer Loan Program LLC(a) Series 2017-1 Class A 3.28%, 01/26/2026	35,021
90,100	SoFi Consumer Loan Program Trust(a) Series 2018-4 Class A 3.54%, 11/26/2027	90,319
248,914	Sofi Professional Loan Program Trust(a) Series 2018-B Class A1FX 2.64%, 08/25/2047	247,691
500,000	Toyota Auto Receivables Owner Trust Series 2018-D Class A3 3.18%, 03/15/2023	504,232
100,000	Verizon Owner Trust Series 2018-A Class A1A 3.23%, 04/20/2023	100,781
TOTAL ASSET-BACKED SECURITIES — 6.34% (Cost $1,624,615)		$ 1,629,983
BANK LOANS
98,718	Bausch Health Cos Inc(b) 5.51%, 06/02/2025 1-mo. LIBOR + 3.00%	97,561
99,750	NVA Holdings Inc(b) 5.25%, 02/02/2025 1-mo. LIBOR + 2.75%	95,262
100,000	Quikrete Holdings Inc(b) 5.25%, 11/15/2023 1-mo. LIBOR + 2.75%	96,854
99,875	United Rentals Inc(b) 4.25%, 10/31/2025 1-mo. LIBOR + 1.75%	99,230
TOTAL BANK LOANS — 1.51% (Cost $395,967)		$ 388,907
CORPORATE BONDS AND NOTES
Basic Materials — 6.62%
250,000	CF Industries Inc(a) 3.40%, 12/01/2021	244,526
Principal Amount		Fair Value
Basic Materials — (continued)
$ 650,000	EI du Pont de Nemours & Co 2.20%, 05/01/2020	$ 645,885
800,000	Sherwin-Williams Co 4.20%, 01/15/2022	812,919
		1,703,330
Communications — 5.78%
	Charter Communications Operating LLC / Charter Communications Operating Capital
150,000	3.58%, 07/23/2020	150,387
25,000	4.39%, 02/01/2024(b) 3-mo. LIBOR + 1.65%	24,751
900,000	Comcast Corp 3.45%, 10/01/2021	910,451
200,000	Fox Corp(a) 3.67%, 01/25/2022	202,227
200,000	Verizon Communications Inc(b) 3.72%, 05/15/2025 3-mo. LIBOR + 1.10%	198,552
		1,486,368
Consumer, Cyclical — 0.29%
75,000	Jaguar Land Rover Automotive PLC(a) 4.25%, 11/15/2019	74,812
Consumer, Non-Cyclical — 28.64%
700,000	Abbott Laboratories 2.90%, 11/30/2021	699,417
350,000	Anheuser-Busch North American Holding Corp(a) 3.75%, 01/15/2022	356,435
150,000	Anthem Inc 2.50%, 11/21/2020	148,499
314,000	Bacardi Ltd(a) 4.50%, 01/15/2021	316,469
450,000	Bayer US Finance II LLC(a) 3.50%, 06/25/2021	448,762
400,000	Becton Dickinson and Co(b) 3.77%, 06/06/2022 3-mo. LIBOR + 1.03%	393,560
250,000	Biogen Inc 3.63%, 09/15/2022	254,113
	Cigna Corp(a)
75,000	3.40%, 09/17/2021(c)	75,343
400,000	3.68%, 07/15/2023(b) 3-mo. LIBOR + 0.89%	394,836
600,000	CVS Health Corp 3.35%, 03/09/2021	602,149
180,000	Elanco Animal Health Inc(a) 3.91%, 08/27/2021	180,232
75,000	GlaxoSmithKline Capital PLC 3.13%, 05/14/2021	75,563
250,000	Humana Inc 2.50%, 12/15/2020	247,108
800,000	Kraft Heinz Foods Co(a) 4.88%, 02/15/2025	816,077

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 400,000	McCormick & Co Inc 3.90%, 07/15/2021	$ 404,717
180,000	Mead Johnson Nutrition Co 3.00%, 11/15/2020	179,921
700,000	Perrigo Finance Unlimited Co 3.50%, 03/15/2021	687,808
850,000	Takeda Pharmaceutical Co Ltd(a) 3.80%, 11/26/2020	858,735
225,000	Zoetis Inc 3.45%, 11/13/2020	225,756
		7,365,500
Energy — 4.26%
225,000	Antero Resources Corp 5.38%, 11/01/2021	226,136
255,000	Energen Corp 4.63%, 09/01/2021	255,842
600,000	Southern Natural Gas Co LLC / Southern Natural Issuing Corp 4.40%, 06/15/2021	613,092
		1,095,070
Financial — 21.59%
700,000	American Express Co 3.70%, 11/05/2021	711,060
300,000	Bank of America Corp(b) 2.74%, 01/23/2022 3-mo. LIBOR + 0.37%	297,640
500,000	Bank of America NA(b) 3.34%, 01/25/2023 3-mo. LIBOR + 0.65%	503,451
50,000	Bank of New York Mellon Corp 4.15%, 02/01/2021	51,324
125,000	Bank of Nova Scotia 3.13%, 04/20/2021	125,557
200,000	Citibank NA 3.40%, 07/23/2021	201,864
150,000	Citigroup Inc 2.40%, 02/18/2020	149,243
350,000	Citizens Bank NA 2.65%, 05/26/2022	341,415
200,000	Goldman Sachs Group Inc 2.60%, 12/27/2020	198,650
100,000	Huntington National Bank 3.25%, 05/14/2021	100,461
500,000	JPMorgan Chase & Co 4.35%, 08/15/2021	515,273
150,000	Marsh & McLennan Cos Inc 3.50%, 12/29/2020	151,493
200,000	Metropolitan Life Global Funding I(a) 3.38%, 01/11/2022	201,087
	Morgan Stanley
50,000	2.65%, 01/27/2020	49,847
150,000	2.50%, 04/21/2021	148,077
250,000	New York Life Global Funding(a) 2.95%, 01/28/2021	250,413
Principal Amount		Fair Value
Financial — (continued)
$ 100,000	Regions Bank 2.75%, 04/01/2021	$ 98,925
150,000	Royal Bank of Canada 3.20%, 04/30/2021	150,944
100,000	Starwood Property Trust Inc 3.63%, 02/01/2021	98,562
175,000	SunTrust Bank(b) 3.53%, 10/26/2021 3-mo. LIBOR + 0.50%	175,824
250,000	Synchrony Bank 3.65%, 05/24/2021	249,401
200,000	US Bank NA 3.45%, 11/16/2021	202,315
450,000	Wells Fargo Bank NA 3.63%, 10/22/2021	455,939
125,000	Westpac Banking Corp 2.65%, 01/25/2021	124,409
		5,553,174
Industrial — 11.69%
	CNH Industrial Capital LLC
250,000	4.88%, 04/01/2021	253,750
750,000	3.88%, 10/15/2021	748,125
500,000	FedEx Corp 3.40%, 01/14/2022	504,353
100,000	Keysight Technologies Inc 3.30%, 10/30/2019	99,905
175,000	Molex Electronic Technologies LLC(a) 2.88%, 04/15/2020	173,959
100,000	Oshkosh Corp 5.38%, 03/01/2025	101,500
500,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 3.65%, 07/29/2021	502,878
200,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	197,114
250,000	Textron Inc 3.65%, 03/01/2021	250,640
175,000	Wabtec Corp(b) 3.84%, 09/15/2021 3-mo. LIBOR + 1.05%	174,955
		3,007,179
Utilities — 0.76%
200,000	Southern California Edison Co 1.85%, 02/01/2022	195,787

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Principal Amount		Fair Value
TOTAL CORPORATE BONDS AND NOTES — 79.63% (Cost $20,387,484)		$20,481,220
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.29%
$ 75,000	OBP Depositor LLC Trust(a) Series 2010-OBP Class A 4.65%, 07/15/2045	$ 76,016
U.S. Government Agency — 7.04%
54,744	Federal Home Loan Mortgage Corp 2.50%, 01/01/2029	54,146
	Federal National Mortgage Association
536,270	3.00%, 02/01/2027	539,359
500,000	3.00%, 11/01/2029	501,660
710,639	3.00%, 01/01/2031	714,442
		1,809,607
TOTAL MORTGAGE-BACKED SECURITIES — 7.33% (Cost $1,876,035)		$ 1,885,623
U.S. TREASURY BONDS AND NOTES
1,000,000	United States Treasury Note/Bond 2.63%, 08/31/2020	1,001,953
TOTAL U.S. TREASURY BONDS AND NOTES — 3.90% (Cost $1,001,800)		$ 1,001,953
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Commercial Paper — 3.50%
$ 900,000	Canadian National Railway Co 2.55%, 02/19/2019	$ 898,870
Repurchase Agreements — 0.20%
52,000	Undivided interest of 48.96% in a repurchase agreement (principal amount/value $106,440 with a maturity value of $106,448) with Merrill Lynch, Pierce, Fenner & Smith, 2.55%, dated 1/31/19 to be repurchased at $52,000 on 2/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.00%, 4/15/20 - 5/15/45, with a value of $108,569.(d)	52,000
SHORT TERM INVESTMENTS — 3.70% (Cost $950,870)		$ 950,870
TOTAL INVESTMENTS — 102.41% (Cost $26,236,771)		$26,338,556
OTHER ASSETS & LIABILITIES, NET — (2.41)%		$ (619,491)
TOTAL NET ASSETS — 100.00%		$25,719,065

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at January 31, 2019.
(c)	All or a portion of the security is on loan at January 31, 2019.
(d)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

January 31, 2019

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of January 31, 2019, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.16%
540	AdvanSix Inc(a)	$ 17,086
79	Air Products & Chemicals Inc	12,987
458	Alcoa Corp(a)	13,593
155	Ashland Global Holdings Inc	11,764
300	Cabot Corp	14,067
425	DowDuPont Inc	22,869
108	Ingevity Corp(a)	10,160
90	Minerals Technologies Inc	5,271
55	Rogers Corp(a)	6,980
39	Sherwin-Williams Co	16,439
301	Versum Materials Inc	11,068
182	WR Grace & Co	12,924
		155,208
Communications — 7.09%
67	Alphabet Inc Class C(a)	74,797
59	Amazon.com Inc(a)	101,405
725	AT&T Inc	21,794
4	Booking Holdings Inc(a)	7,331
55	Charter Communications Inc Class A(a)	18,208
456	Cisco Systems Inc	21,564
586	Comcast Corp Class A	21,430
46	Facebook Inc Class A(a)	7,668
378	GCI Liberty Inc Class A(a)	19,240
1,097	Gray Television Inc(a)	18,331
142	GrubHub Inc(a)	11,417
29	IAC/InterActiveCorp (a)	6,127
221	John Wiley & Sons Inc Class A	11,443
312	Liberty Media Corp-Liberty Braves Series C(a)	8,412
124	LogMeIn Inc	11,535
317	Match Group Inc	16,956
55	MercadoLibre Inc(a)	20,020
138	Netflix Inc(a)	46,851
63	Shopify Inc Class A(a)	10,614
99	Trade Desk Inc Class A(a)	14,125
340	Twitter Inc(a)	11,410
183	Verizon Communications Inc	10,076
812	Viavi Solutions Inc(a)	9,029
89	Wayfair Inc Class A(a)(b)	9,742
		509,525
Consumer, Cyclical — 6.48%
423	Altra Industrial Motion Corp	12,948
169	Aptiv PLC	13,373
345	Big Lots Inc	10,881
497	BJ's Wholesale Club Holdings Inc(a)	13,076
503	Cannae Holdings Inc(a)	9,728
207	Churchill Downs Inc	19,040
413	Cooper Tire & Rubber Co	14,538
108	Core-Mark Holding Co Inc	3,011
77	Costco Wholesale Corp	16,526
34	Cracker Barrel Old Country Store Inc	5,688
Shares		Fair Value
Consumer, Cyclical — (continued)
39	Delta Air Lines Inc	$ 1,928
211	Fox Factory Holding Corp(a)	12,519
425	General Motors Co	16,583
106	Genesco Inc(a)	4,789
193	Hilton Worldwide Holdings Inc	14,375
262	Home Depot Inc	48,085
472	KAR Auction Services Inc	24,549
466	Kimball International Inc Class B	6,585
112	LCI Industries	9,233
214	Lululemon Athletica Inc(a)	31,631
195	Marriott Vacations Worldwide Corp	17,265
420	Methode Electronics Inc	10,815
40	O'Reilly Automotive Inc(a)	13,786
357	PulteGroup Inc	9,928
300	Ross Stores Inc	27,636
263	Sally Beauty Holdings Inc(a)	4,529
344	Southwest Airlines Co	19,525
34	Tesla Inc(a)	10,439
321	Urban Outfitters Inc(a)	10,368
168	Walgreens Boots Alliance Inc	12,140
420	Walmart Inc	40,249
		465,766
Consumer, Non-Cyclical — 15.57%
345	Aaron's Inc	17,271
31	ABIOMED Inc(a)	10,883
149	Adtalem Global Education Inc(a)	7,286
117	Amgen Inc	21,892
287	AMN Healthcare Services Inc(a)	18,595
521	AstraZeneca PLC Sponsored ADR	19,058
325	Avanos Medical Inc(a)	14,804
211	Becton Dickinson & Co	52,636
1,032	Boston Scientific Corp(a)	39,371
419	Cambrex Corp(a)	18,289
397	Catalent Inc(a)	14,661
143	Cigna Corp	28,573
42	Costar Group Inc(a)	16,411
1,104	Cott Corp	16,759
370	Coty Inc Class A	2,871
218	Danaher Corp	24,181
418	Darling Ingredients Inc(a)	8,891
257	DexCom Inc(a)	36,245
10	Ecolab Inc	1,582
187	Eli Lilly & Co	22,414
181	Estee Lauder Cos Inc Class A	24,692
177	Euronet Worldwide Inc(a)	20,357
276	Gilead Sciences Inc	19,323
102	Helen of Troy Ltd(a)	11,836
107	Illumina Inc(a)	29,938
152	Insperity Inc	16,215
93	Intuitive Surgical Inc(a)	48,699
100	J&J Snack Foods Corp	15,435
270	Johnson & Johnson	35,932
159	Keurig Dr Pepper Inc	4,328
369	Korn Ferry	16,826

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
172	Kraft Heinz Co	$ 8,266
744	Kroger Co	21,078
343	Merck & Co Inc	25,529
241	Molson Coors Brewing Co Class B	16,053
268	Monster Beverage Corp(a)	15,340
1,153	Nomad Foods Ltd(a)	21,134
540	PayPal Holdings Inc(a)	47,930
162	PepsiCo Inc	18,253
395	Pfizer Inc	16,768
152	Post Holdings Inc(a)	14,109
223	Prestige Consumer Healthcare Inc(a)	6,226
239	Procter & Gamble Co	23,056
215	Quidel Corp(a)	12,476
5	Regeneron Pharmaceuticals Inc(a)	2,146
185	S&P Global Inc	35,455
272	ServiceMaster Global Holdings Inc(a)	10,605
232	Square Inc Class A(a)	16,553
100	Thermo Fisher Scientific Inc	24,567
159	UnitedHealth Group Inc	42,962
495	Varex Imaging Corp(a)	14,103
136	Vertex Pharmaceuticals Inc(a)	25,964
445	Viad Corp	23,451
108	WEX Inc(a)	17,424
282	Worldpay Inc Class A(a)	23,541
		1,119,243
Energy — 3.78%
248	Anadarko Petroleum Corp	11,738
526	Apergy Corp(a)	17,684
2,898	BP PLC	19,793
322	C&J Energy Services Inc(a)	5,175
452	ConocoPhillips	30,596
1,019	Encana Corp	6,995
422	Enterprise Products Partners LP	11,677
100	EOG Resources Inc	9,920
398	Exxon Mobil Corp	29,166
279	Halliburton Co	8,749
610	Kinder Morgan Inc	11,041
326	KLX Energy Services Holdings Inc(a)	8,496
1,052	Marathon Oil Corp	16,611
396	NextEra Energy Partners LP(b)	15,903
1,247	SRC Energy Inc(a)	6,135
290	Total SA	15,898
509	TPI Composites Inc(a)	15,407
231	Valero Energy Corp	20,286
324	Viper Energy Partners LP	10,274
		271,544
Financial — 16.37%
246	American Campus Communities Inc REIT	11,321
418	American International Group Inc	18,070
Shares		Fair Value
Financial — (continued)
133	American Tower Corp REIT	$ 22,988
223	Ameris Bancorp	8,463
595	Assured Guaranty Ltd	24,133
534	BancorpSouth Bank	15,582
2,039	Bank of America Corp	58,050
261	Bank OZK	7,919
99	Boston Properties Inc REIT	13,055
414	Bryn Mawr Bank Corp	15,314
135	Capital One Financial Corp	10,880
187	Carolina Financial Corp	6,474
516	Cathay General Bancorp	19,154
592	CenterState Bank Corp	14,682
544	Charles Schwab Corp	25,443
400	Chemical Financial Corp	17,784
771	Citigroup Inc	49,699
436	CorePoint Lodging Inc REIT	5,337
688	CubeSmart REIT	21,294
800	CVB Financial Corp	17,528
231	CyrusOne Inc REIT	12,520
531	Employers Holdings Inc	22,498
27	Equinix Inc REIT	10,638
144	Federal Agricultural Mortgage Corp Class C	10,188
303	First American Financial Corp	15,174
619	First Financial Bancorp	16,298
189	First Financial Bankshares Inc(b)	11,548
481	Gaming & Leisure Properties Inc REIT	18,037
77	Goldman Sachs Group Inc	15,247
271	Hartford Financial Services Group Inc	12,715
425	Hercules Capital Inc	5,584
889	Home BancShares Inc	16,278
223	IBERIABANK Corp	16,477
146	Intercontinental Exchange Inc	11,207
1,146	iStar Inc REIT	10,990
444	JBG SMITH Properties REIT	17,161
646	JPMorgan Chase & Co	66,861
572	KeyCorp	9,421
807	KKR & Co Inc Class A	18,117
342	MasterCard Inc Class A	72,206
396	Meta Financial Group Inc	9,326
724	MFA Financial Inc REIT	5,307
215	National Retail Properties Inc REIT	11,333
503	OceanFirst Financial Corp	12,077
363	PacWest Bancorp	14,008
240	Pinnacle Financial Partners Inc	12,905
417	Popular Inc	22,772
361	PRA Group Inc(a)	10,653
291	ProAssurance Corp	12,414
313	Prosperity Bancshares Inc	22,267
886	Radian Group Inc	17,047
1,146	Regions Financial Corp	17,385
129	Reinsurance Group of America Inc	18,634
1,250	Retail Opportunity Investments Corp REIT	21,962

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
465	Rexford Industrial Realty Inc REIT	$ 15,624
175	Ryman Hospitality Properties Inc REIT	14,061
337	Sabra Health Care Inc REIT	6,922
107	Signature Bank	13,622
201	State Street Corp	14,251
129	Stewart Information Services Corp	5,734
296	Stifel Financial Corp	14,169
13	SVB Financial Group(a)	3,034
202	Texas Capital Bancshares Inc(a)	11,771
610	Triumph Bancorp Inc(a)	18,581
315	Visa Inc Class A	42,528
368	Wells Fargo & Co	17,999
255	Wintrust Financial Corp	18,141
		1,176,862
Industrial — 7.75%
261	Advanced Energy Industries Inc(a)	13,387
564	Aerojet Rocketdyne Holdings Inc(a)	22,261
102	Alamo Group Inc	8,785
74	American Woodmark Corp(a)	5,176
67	Amphenol Corp Class A	5,891
281	Armstrong World Industries Inc	19,119
330	Ball Corp	17,252
140	Boeing Co	53,987
179	BWX Technologies Inc	8,309
237	Clean Harbors Inc(a)	14,033
397	Columbus McKinnon Corp	14,371
88	Emerson Electric Co	5,761
192	EnPro Industries Inc	12,682
122	frontdoor Inc(a)	3,626
402	General Electric Co	4,084
181	Genesee & Wyoming Inc Class A(a)	14,212
330	Harsco Corp(a)	7,029
224	Haynes International Inc	7,347
181	Honeywell International Inc	25,997
147	II-VI Inc(a)(b)	5,580
91	John Bean Technologies Corp	7,229
497	Johnson Controls International PLC	16,784
134	Kadant Inc	11,430
275	Kimball Electronics Inc(a)	4,447
80	Kirby Corp(a)	5,993
163	Littelfuse Inc	28,642
153	Masonite International Corp(a)	8,752
534	MDU Resources Group Inc	13,729
154	MYR Group Inc(a)	4,692
90	Norfolk Southern Corp	15,097
119	Northrop Grumman Corp	32,791
74	Old Dominion Freight Line Inc	10,059
377	Raven Industries Inc	13,945
120	Raytheon Co	19,771
58	RBC Bearings Inc(a)	8,086
Shares		Fair Value
Industrial — (continued)
634	Resideo Technologies Inc(a)	$ 13,904
22	Rockwell Automation Inc	3,729
106	Roper Technologies Inc	30,026
66	Stanley Black & Decker Inc	8,345
148	Union Pacific Corp	23,542
363	Vishay Intertechnology Inc	7,079
		556,961
Technology — 9.21%
149	Activision Blizzard Inc	7,039
40	Adobe Systems Inc(a)	9,913
427	Advanced Micro Devices Inc(a)	10,423
569	Apple Inc	94,704
384	Applied Materials Inc	15,007
134	Atlassian Corp PLC Class A(a)	13,186
231	CommVault Systems Inc(a)	15,262
1,002	Conduent Inc(a)	12,776
286	Cray Inc(a)	6,275
298	CSG Systems International Inc	10,785
559	Digi International Inc(a)	6,630
841	Donnelley Financial Solutions Inc(a)	12,312
220	DXC Technology Co	14,106
151	Fidelity National Information Services Inc	15,784
580	Genpact Ltd	17,301
286	Intel Corp	13,476
284	Mellanox Technologies Ltd(a)	26,528
1,287	Microsoft Corp	134,401
94	NVIDIA Corp	13,513
84	NXP Semiconductors NV	7,311
269	ON Semiconductor Corp(a)	5,391
850	Perspecta Inc	17,043
293	QUALCOMM Inc	14,509
290	salesforce.com Inc(a)	44,071
106	Semtech Corp(a)	5,147
217	ServiceNow Inc(a)	47,744
265	Texas Instruments Inc	26,680
731	TiVo Corp	8,136
511	Ultra Clean Holdings Inc(a)	6,060
127	Veeva Systems Inc Class A(a)	13,851
260	Verint Systems Inc(a)	12,576
36	Xilinx Inc	4,030
		661,970
Utilities — 1.92%
329	ALLETE Inc	25,313
221	American Electric Power Co Inc	17,486
214	Edison International	12,192
382	Exelon Corp	18,244
50	NextEra Energy Inc	8,949
306	NorthWestern Corp	19,556
428	NRG Energy Inc	17,510

See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Shares		Fair Value
Utilities — (continued)
755	Vistra Energy Corp(a)	$ 18,958
		138,208
TOTAL COMMON STOCK — 70.33% (Cost $5,179,684)		$5,055,287
CONVERTIBLE PREFERRED STOCK
Financial — 0.10%
36	Mandatory Exchangeable Trust, 5.75%(c)	6,806
TOTAL CONVERTIBLE PREFERRED STOCK — 0.10% (Cost $7,629)		$ 6,806
EXCHANGE TRADED FUNDS
403	iShares Core S&P 500® ETF	109,435
434	iShares Russell 1000 Value ETF	51,876
1,405	Vanguard Russell 2000 ETF	168,136

TOTAL EXCHANGE TRADED FUNDS — 4.58% (Cost $313,543)		$ 329,447
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.59%
$42,311	Repurchase agreement (principal amount/value $42,530 with a maturity value of $42,533) with Citibank NA , 2.57%, dated 1/31/19 to be repurchased at $42,311 on 2/1/19 collateralized by various U.S. Government Agency securities, 2.96% - 4.50%, 1/1/28 - 6/1/48, with a value of $43,470.(d)	$ 42,311
SHORT TERM INVESTMENTS — 0.59% (Cost $42,311)		$ 42,311
TOTAL INVESTMENTS — 75.60% (Cost $5,543,167)		$5,433,851
OTHER ASSETS & LIABILITIES, NET — 24.40%		$1,753,650
TOTAL NET ASSETS — 100.00%		$7,187,501

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at January 31, 2019.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
At January 31, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P 500® Emini Long Futures	12	USD	1,622,700	March 2019	$60,818
At January 31, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
BB	USD	1,153	GBP	900	March 20, 2019	$(30)
CIT	USD	13,578	GBP	10,600	March 20, 2019	(358)
GS	USD	8,331	GBP	6,500	March 20, 2019	(215)
JPM	USD	13,644	EUR	11,900	March 20, 2019	(31)
JPM	USD	4,102	GBP	3,200	March 20, 2019	(105)
WES	USD	4,725	CAD	6,400	April 17, 2019	(154)
					Net Depreciation	$(893)
See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 31, 2019 (Unaudited)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
JPM	JP Morgan Chase & Co
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

January 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

January 31, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of January 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 5,019,596	$ 35,691	$ —	$ 5,055,287
Convertible Preferred Stock	—	6,806	—	6,806
Exchange Traded Funds	329,447	—	—	329,447
Short Term Investments	—	42,311	—	42,311
Total investments, at fair value:	5,349,043	84,808	0	5,433,851
Other Financial Investments:
Futures Contracts(a)	60,818	—	—	60,818
Total Assets	$ 5,409,861	$ 84,808	$ 0	$ 5,494,669
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (893)	$ —	$ (893)
Total Liabilities	$ 0	$ (893)	$ 0	$ (893)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

January 31, 2019

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to gain exposure to, or decrease exposure to equity risk and foreign exchange risk. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 8 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $53,428 in forward contracts for the reporting period.

January 31, 2019

Item 2. Controls and Procedures
(a)	The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms.
(b)	There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits
Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:March 28, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:March 28, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:March 28, 2019